Cover	May 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 21, 2026
Entity Registrant Name	Royal Gold, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13357
Entity Tax Identification Number	84-0835164
Entity Address, Address Line One	1144 15th Street
Entity Address, Address Line Two	Suite 2500
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	573-1660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	RGLD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000085535